Segment Reporting - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2017 JPY (¥) Segment	Mar. 31, 2016 JPY (¥)	Mar. 31, 2015 JPY (¥)
Segment Reporting Information [Line Items]
Number of operating segments | Segment	3
Operating income	¥ 944,738	¥ 783,024	¥ 639,071
Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	832,798	708,854	636,076
Smart Life Business
Segment Reporting Information [Line Items]
Operating income	57,919	46,450	(2,394)
Other businesses
Segment Reporting Information [Line Items]
Operating income	54,021	¥ 27,720	5,389
Change in Accounting Method Accounted for as Change in Estimate | Telecommunications Business
Segment Reporting Information [Line Items]
Operating income	153,548		46,927
Change in Accounting Method Accounted for as Change in Estimate | Smart Life Business
Segment Reporting Information [Line Items]
Operating income	340		1,251
Change in Accounting Method Accounted for as Change in Estimate | Other businesses
Segment Reporting Information [Line Items]
Operating income	¥ 162		¥ 3,129
Customer Concentration Risk
Segment Reporting Information [Line Items]
Revenue from transactions with single external customer	There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO's revenues for the fiscal years ended March 31, 2015, 2016 and 2017